Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
25.	Commitments and contingencies

(a)	Operating commitments
As of December 31, 2022, future minimum payments under
non-cancelable
agreements consist of the following,

Operating commitments
RMB
2023	3,824
2024	533
2025	196

4,553

The commitments presented above mainly consist of property management fees, short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of-use
assets and lease liabilities.

(b)	Purchase obligations
In 2021, the Group signed a contract to purchase an exclusive license for broadcasting League of Legends matches from a fellow subsidiary of Tencent during the period from 2021 to 2025 at an aggregate purchase price of RMB2,013 million. In January 2023, as with
a
 supplemental agreement entered into by the Group, the aggregate purchase price is decreased to RMB450 million during the period from 2023 to 2025, as further detailed in Note 26.

(c)	Capital and other commitments
As of December 31, 2022, capital expenditures contracted for are analyzed as follows:

Capital commitments
RMB
Construction in progress	140,022
Investments	24,332

164,354

(d)	Legal proceedings
As of December 31, 2021, the Group involved in a few cases related to unfair competition in live streaming broadcasters recruitment. In 2022, these cases were all withdrawn.